Guarantees, Offsetting of Resale and Repurchase Agreements and Securities Borrowing and Lending (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Resale and securities borrowing agreements
Gross amounts recognized	$ 58,148	$ 38,635
Gross amounts offset in consolidated balance sheet	(6,477)	(2,817)
Net amounts in consolidated balance sheet	51,671	35,818
Collateral not recognized in consolidated balance sheet	(51,624)	(35,768)
Net amount	47	50
Repurchase and securities lending agreements
Gross amounts recognized	56,583	38,032
Gross amounts offset in consolidated balance sheet	(6,477)	(2,817)
Net amounts in consolidated balance sheet	50,106	35,215
Collateral pledged but not netted in consolidated balance sheet	(49,713)	(34,770)
Net amount	$ 393	$ 445